Non Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Non-Convertible Debt [Abstract]
Schedule of Non Convertible Debt
Details of the Non-Convertible Debt are as follows:

	Year ended December 31,
	2019	2018
Non-Convertible Debt – beginning of period	$178,483	$92,268
Transition to IFRS 9 (Note 2)	-	813
Non-Convertible Debt – adjusted beginning of period	178,483	93,081
Change due to modification (Note 7)	(352)	(1,452)
Accretion and capitalized interest	12,305	17,131
Funding, net of costs	-	69,723
Repayment	(190,436)	-
Total Non-Convertible Debt	-	178,483
Less current portion	-	(178,483)
Non-current portion	$-	$-